Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule Of Property Plant And Equipment Estimated Useful Lives

Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated useful life
Laboratory equipment	3 years
Furnitures and fixtures	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of life of lease or 10 years